Cash and cash equivalents	6 Months Ended
Jun. 30, 2018
Cash and cash equivalents
Cash and cash equivalents

4. Cash and cash equivalents

As of June 30, 2018 and December 31, 2017, cash and cash equivalents are as follows:

Cash and cash equivalents
in € THOUS
	June 30,	December 31,
	2018	2017
Cash	571.040	620.145
Securities and Time deposits	1.086.421	357.964
Cash and cash equivalents	1.657.461	978.109

The cash and cash equivalents disclosed in the table above, and respectively in the consolidated statements of cash flows, include at June 30, 2018 an amount of €984 (December 31, 2017: €53,694) from collateral requirements towards an insurance company in North America that are not available for use.